Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued advertising and marketing fees		¥ 16,713		¥ 18,297
Payables related to service fees		45,184		52,258
Receipts in advance		10,543		1,342
The third-party loans	[1]	22,746
Amounts due to customers for the segregated bank balances held on their behalf	[2]	100,628		57,166
Deposits		586		587
Other		2,019		1,817
Total accrued expenses and other current liabilities		¥ 198,419	$ 28,374	¥ 131,467

[1]	This item represents loans borrowed from third party company with annual interest with annual interest rate from 4.39% to 4.64% and will expire on November 29, 2026.
[2]	Amounts due to customers for the segregated bank balances held on their behalf were cash we received from investors under internet securities services for Hong Kong and U.S. stock markets for their investment in securities.